Notes Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Notes Payable

Note 9. Notes Payable

Notes Payable – Related Party

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum.  The notes were due in October 2009 and became demand notes at that time.  For the years ended December 31, 2011 and 2010, interest expense of $2,393 and $7,126 was recognized on the notes.  As of December 31, 2011 and 2010, the balance of accrued interest was $0 and $6,953, which is included in accrued expenses.  As of December 31, 2011 and 2010, the balance due on the notes payable was $0 and $25,000, all of which is short-term (See Note 15).

Convertible Notes Payable

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum.  The notes were convertible beginning after the closing of the EGC Merger (See Note 1).  As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record.  In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered.  In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 12 and 15).

Notes payable consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Note payable - related party originating June 15, 2009, monthly payment of interest only; interest at 18%	$-	$25,000

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	15,151	21,022

Less: Current maturities	(6,383)	(30,871)
Amount due after one year	$8,768	$15,151

Future maturities of the notes payable are as follows:

Year Ending December 31,
2012	$6,383
2013	6,940
2014	1,828
$15,151